Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2023
Interest And Finance Costs Net
Interest and Finance Costs, net

7. Interest and Finance Costs, net

	2023	2022	2021
Interest expense	106,727	56,673	39,294
Less: Interest capitalized	(4,923)	(1,219)	(718)
Interest expense, net	101,804	55,454	38,576
Interest expense on redeemable preferred shares	791	—	—
Bunker swap, put and call options cash settlements	288	(9,912)	(448)
Bunker put options premium	—	—	(35)
Amortization of deferred finance costs	3,623	4,052	3,246
Bank charges	237	410	164
Discount of long-term receivables	—	350	440
Amortization of deferred gain on termination of financial instruments	(5,265)	(618)	—
Change in fair value of non-hedging financial instruments	(657)	517	(10,536)
Net total	100,821	50,253	31,407

During 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presents the amount received in Accumulated other comprehensive income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. During 2023 and 2022, amortization of deferred gain on termination of hedging interest rate swaps amounted to $5,265 (positive) and $618 (positive), respectively.

For the remaining three discontinued hedging interest rate swaps, the forecasted transactions were assessed as not probable to occur. Two out of the three hedges were de-designated as hedging swaps concurrent with their termination, while the third one was terminated later in the year. The accumulated other comprehensive income corresponding to these interest rate swaps upon de-designation amounting to $3,135 (positive) were immediately classified into earnings during 2022. Following the de-designation, the change in the fair value of the one discontinued cash flow hedge and up to its termination, has been included in change in fair value of non-hedging financial instruments and amounted to $1,472 (positive) during 2022.

At December 31, 2022, the Company was committed to one floating-to-fixed interest rate swap with major financial institution which matured in April 2023. The interest rate swap agreement was designated and qualified as cash flow hedge, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts.

On March 22, 2023, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap. The change in fair value amounted to $122 (positive) during 2023 and has been included in the change in fair value of non-hedging financial instruments.

During 2023, the Company entered into eight bunker agreements and two CO2 emission agreements, in order to hedge its exposure to bunker price fluctuations and the EU Allowances exposure, respectively. On December 19, 2023, the two CO2 emission agreements expired, and the Company paid $288. During 2022, the Company entered into early termination agreements of all its bunker swap agreements. Total cash received from those swap terminations amounted to $9,912. The fair value of bunker swap agreements at December 31, 2023 and 2022 was $535 (positive) and $nil, respectively. The change in the fair values as of December 31, 2023, and December 31, 2022, was $535 (positive) and $1,989 (negative), respectively.

During 2021, the Company sold its put option agreements and received $35. The change in the fair value during 2021 amounting to $208 (negative) has been included in Change in fair value of non-hedging financial instruments in the above table.

On May 30, 2023, the Company announced the redemption of 3,517,061 Series D Cumulative Redeemable Perpetual Preferred Shares along with accrued dividends. Upon declaration, Series D Preferred Shares were re-classified from equity to current liabilities and any accrued dividends of the period, amounting to $791, were recognized as interest expense.

During 2023, 2022 and 2021, the Company has written-off unamortized deferred finance costs of $430, $1,195, and $460, respectively, according to debt extinguishment guidance of ASC 470-50, included in Amortization of deferred finance costs in the above table.

During 2023, 2022 and 2021, the Company recognized a discount on its lease liability (Note 3) amounting to $nil, $350 and $440, respectively.